Schedule of reconciliation to statement of profit or loss (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Share-based payment expense/ (credit)	€ 438	€ 1,045
RSUs [member]
IfrsStatementLineItems [Line Items]
Share-based payment expense/ (credit)	5	75
Incentive shares [member]
IfrsStatementLineItems [Line Items]
Share-based payment expense/ (credit)	(2)	6
Options [member]
IfrsStatementLineItems [Line Items]
Share-based payment expense/ (credit)	€ 434	€ 964